Loans Receivable, Net - Impaired Loans by Classification Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 22,068	$ 24,125
Total impaired loans Recorded Investment	29,339	28,074
Unpaid Principal Balance	23,028	25,085
Total impaired loans Unpaid Principal Balance	30,299	29,034
Related Allowance	0	0
Average Recorded Investment	26,861	23,839
Interest Income Recognized	1,020	1,381
Recorded Investment	7,271	3,949
Unpaid Principal Balance	7,271	3,949
Related Allowance	1,148	630
Average Recorded Investment	4,733	4,278
Total impaired loans Average Recorded Investment	31,594	28,117
Interest Income Recognized	509	146
Total impaired loans Interest Income Recognized	1,529	1,527	$ 2,000
Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,004	2,128
Unpaid Principal Balance	3,004	2,128
Related Allowance	0	0
Average Recorded Investment	3,005	2,797
Interest Income Recognized	172	126
Recorded Investment		953
Unpaid Principal Balance		953
Related Allowance		138
Average Recorded Investment	910	318
Interest Income Recognized		17
One-to-Four Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,253	2,526
Unpaid Principal Balance	1,253	2,526
Related Allowance	0	0
Average Recorded Investment	1,470	2,389
Interest Income Recognized	67	80
Recorded Investment		703
Unpaid Principal Balance		703
Related Allowance		60
Average Recorded Investment	452	709
Interest Income Recognized		40
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	550	169
Unpaid Principal Balance	550	169
Related Allowance	0	0
Average Recorded Investment	390	457
Interest Income Recognized	24	7
Construction [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Land [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,553	10,038
Unpaid Principal Balance	2,513	10,998
Related Allowance	0	0
Average Recorded Investment	7,868	8,520
Interest Income Recognized	38	671
Recorded Investment	6,671	580
Unpaid Principal Balance	6,671	580
Related Allowance	1,036	69
Average Recorded Investment	1,811	1,707
Interest Income Recognized	485	46
Non-Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,542	7,640
Unpaid Principal Balance	10,542	7,640
Related Allowance	0	0
Average Recorded Investment	9,363	283
Interest Income Recognized	485	404
Recorded Investment		717
Unpaid Principal Balance		717
Related Allowance		134
Average Recorded Investment		836
Interest Income Recognized		28
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,290	329
Unpaid Principal Balance	2,290	329
Related Allowance	0	0
Average Recorded Investment	1,563	7,774
Interest Income Recognized	120	19
Average Recorded Investment	533
Junior Liens [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11	16
Unpaid Principal Balance	11	16
Related Allowance	0	0
Average Recorded Investment	13	17
Interest Income Recognized	1	1
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		5
Unpaid Principal Balance		5
Related Allowance	0	0
Average Recorded Investment	21	3
Interest Income Recognized	1
Recorded Investment	335	196
Unpaid Principal Balance	335	196
Related Allowance	84	49
Average Recorded Investment	273	194
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,865	1,274
Unpaid Principal Balance	2,865	1,274
Related Allowance	0	0
Average Recorded Investment	3,168	1,599
Interest Income Recognized	112	73
Recorded Investment	265	800
Unpaid Principal Balance	265	800
Related Allowance	28	180
Average Recorded Investment	754	514
Interest Income Recognized	$ 24	$ 15